Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Inventories
Schedule of inventories

	2025	2024
for the year ended 30 June	Rm	Rm
Carrying value
Crude oil and other raw materials	5 087	5 624
Process material	3 326	2 865
Maintenance materials	8 504	7 754
Work in progress	2 827	3 012
Manufactured products	21 669	21 104
Consignment inventory	380	360
	41 793	40 719